Auditor's Remuneration	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Auditor's Remuneration
5. Auditor’s Remuneration
Continuing operations
In accordance with statutory requirements in Ireland, fees for professional services provided by the Group’s independent auditor in respect of each of the following categories were:

	Deloitte Ireland			Deloitte
	(statutory auditor)			(network firms)			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Audit fees (i) (ii)	7	7	6	15	13	11	22	20	17
Other audit-related assurance fees (ii)	1	-	-	-	-	-	1	-	-
Tax advisory services (ii)	-	-	-	-	-	-	-	-	-
Total	8	7	6	15	13	11	23	20	17

(i) Audit of the Group accounts includes the audit of internal control over financial reporting and parent and subsidiary statutory audit fees, but excludes $2 million (2021: $3 million; 2020: $3 million) paid to auditors other than Deloitte.
(ii) In accordance with the Companies Act 2014, audit fees including discontinued operations, amounted to $22 million (2021: $21 million; 2020: $18 million). Other audit-related assurance fees, including discontinued operations, amounted to $1 million (2021: $1 million; 2020: $nil million) and tax advisory services, including discontinued operations, amounted to $nil million (2021: $nil million; 2020: $nil million).
There were no other fees for services provided by the Group’s independent auditor (2021: $nil million; 2020: $nil million).